Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 461	$ 40
Cost of revenues	588	338
Gross loss	(127)	(298)
Operating Expenses:
Research and development, net	8,054	9,693
Sales and marketing	1,287	1,381
General and administrative	1,876	1,989
Total operating expenses	11,217	13,063
Operating loss	(11,344)	(13,361)
Financing expenses (Income ) net	(1,922)	457
Net loss	$ (9,422)	$ (13,818)
Basic net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.13)
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	122,618,751	107,617,231
Diluted net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.13)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)	122,618,751	107,617,231